Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 519,849	$ 71,219	¥ 615,096	¥ 905,451
Restricted cash	2,313	317	120	19,817
Accounts receivable (net of allowance of RMB38,396 and RMB 45,867 (US$ 6,284) as of December 31, 2023 and 2024, respectively)	152,013	20,826	126,858
Contract assets (net of allowance of RMB58,790 and RMB 61,856 (US$ 8,474) as of December 31, 2023 and 2024, respectively)	13,855	1,898	22,748
Inventories, net	62,625	8,580	69,020
Prepayments and other current assets	25,963	3,557	50,254
Total current assets	776,618	106,397	884,096
Non-current assets:
Equity method investment	0	0	337
Convertible note receivable	0	0	5,320
Property and equipment, net	47,152	6,460	131,912
Intangible assets, net	421	58	964
Operating right-of-use assets	53,188	7,287	12,284
Other non-current assets	7,926	1,086	5,088
Total non-current assets	108,687	14,891	155,905
TOTAL ASSETS	885,305	121,288	1,040,001
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB214,820 and RMB216,696 (US$29,687) as of December 31, 2023 and 2024, respectively):
Accounts payable	33,747	4,623	18,061
Deferred revenue	117,895	16,152	130,537
Accrued liabilities and other current liabilities	89,498	12,262	104,935
Customer deposits	592	81	1,197
Current portion of operating lease liabilities	24,567	3,366	8,634
Total current liabilities	266,299	36,484	263,364
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB4,288 and RMB36,840 (US$5,049) as of December 31, 2023 and 2024, respectively):
Other non-current liabilities	10,425	1,428	4,537
Non-current portion of operating lease liabilities	27,754	3,802	3,690
Total non-current liabilities	38,179	5,230	8,227
TOTAL LIABILITIES	304,478	41,714	271,591
Shareholders' equity:
Treasury stock	(63,264)	(8,667)	(65,896)
Additional paid-in capital	5,002,255	685,306	4,849,337
Accumulated deficits	(4,200,261)	(575,433)	(3,853,635)
Accumulated other comprehensive loss	(158,048)	(21,652)	(161,533)
Total shareholders' equity	580,827	79,574	768,410	¥ 1,158,341	¥ 1,845,311
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	885,305	121,288	1,040,001
Common Class A [Member]
Shareholders' equity:
Ordinary shares	124	17	116
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21